Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,174,594,000.00
Total Fee Amount	438,411.43
Total Offset Amount	0.00
Net Fee	$ 438,411.43
Offering Table N/A
Offset Table N/A	N/A